General	12 Months Ended
Dec. 31, 2015
General [Abstract]
General
GENERAL

A.    GENERAL DESCRIPTION

Elbit Systems Ltd. (“Elbit Systems” or the "Company") is an Israeli corporation that is 45.82% owned by the Federmann Group. Elbit Systems’ shares are traded on the Nasdaq National Market in the United States (“Nasdaq”) and on the Tel-Aviv Stock Exchange (“TASE”). Elbit Systems and its subsidiaries (collectively the “Company”) are engaged mainly in the fields of defense, homeland security and commercial aviation. Elbit Systems’ principal wholly-owned subsidiaries are the Elbit Systems of America, LLC (“ESA”) companies, Elbit Systems Electro-Optics Elop Ltd. (“Elop”), Elbit Systems Land and C4I Ltd. (“ESLC”), Elbit Systems EW and SIGINT - Elisra Ltd. (“Elisra”) and CYBERBIT Ltd. (“CYBERBIT”).

 B.    SALES TO GOVERNMENTAL AGENCIES

The Company derives a majority of its revenues from direct or indirect sales to governments or to governmental agencies. As a result, these sales are subject to the special risks associated with sales to governments or governmental agencies. These risks include, among others, dependence on the resources allocated by governments to defense programs, changes in governmental priorities, changes in governmental regulations and changes in governmental approvals regarding export licenses required for the Company’s products and for its suppliers. As for major customers, refer to Note 22(C).

C.    DISCONTINUED OPERATIONS

A U.S. company (“Subsidiary A”) was held approximately 59.4% by the Company through another U.S. wholly-owned subsidiary. The two companies were acquired by the Company in the fourth quarter of 2010. During 2011, the Company recognized an impairment loss of approximately $16,000 on its holdings in Subsidiary A, of which approximately $9,500 was attributable to the Company and approximately $6,500 was attributable to the non-controlling interest. Since the acquisition date, Company’s management was committed to selling its holdings in Subsidiary A. Accordingly, Subsidiary A was classified in the consolidated financial statements as held-for-sale, discontinued operations, in accordance with the criteria set in ASC 360-10-45-9, and the operating results, and the cash flows for the year ended at December 31, 2013, was classified as discontinued operations, in accordance with ASC 205-20, “Discontinued Operations”. In the second quarter of 2013 the Company sold its holdings in Subsidiary A and recognized a gain of approximately $700 in discontinued operations.The results of operations and cash flows of the discontinued operations, for the year ended December 31, 2013, were immaterial.

D.    SALE OF CERTAIN ASSETS

In 2013, the Company's wholly-owned U.S. subsidiary ESA sold certain assets related to cabin pressurization control systems, which were part of its commercial aviation systems activities. As a result of the sale, the Company recorded an operating pre-tax gain of $3,800 which was included as a reduction in cost of revenues.

In 2014, the Company's wholly-owned subsidiary, ESA, sold certain assets related to high-speed machinery product line. As a result of the sale, the Company recorded an operating pre-tax loss of $4,600, which was included in cost of revenues.

Note 1 -    GENERAL (Cont.)

E.	ACQUISITIONS AND INVESTMENTS

In April 2015, the Company completed the acquisition of a 100% interest in an Israeli company for a purchase price of approximately $24,000. Based on a purchase price allocation ("PPA") performed by an independent adviser, the purchase price was attributed mainly to goodwill (approximately $8,300) and to other intangible assets (approximately $9,300). The results of operation of the acquired company were consolidated in the Company's financial statements commencing the date of acquisition.The effect on consolidated revenues and net income were immaterial. Pro-forma information was not provided due to immateriality.

In July 2015, the Company's subsidiary CYBERBIT completed the acquisition of the Cyber and Intelligence division of Nice Systems Ltd. ("Nice"), an Israeli based company, for a total consideration of approximately $154,000, of which approximately $40,000 is contingent consideration, which may become payable on the occurrence of certain future events. The acquired Cyber Intelligence business specializes in communication interception and analysis.

Based on a PPA performed by an independent adviser, the purchase price was attributed to the fair value of assets acquired and liabilities assumed from Nice as follows:

	Fair value	Expected useful lives
Net tangible assets and liabilities assumed (current and non-current)	$(10,287)
Technology	31,997	7.5 years
IPR&D	714	2.5 years
Customer relationships	9,127	8.5 years
Backlog	11,689	5.5 years
Goodwill	111,142
	$154,382

The results of operation of the acquired business were consolidated in the Company's financial statements commencing on the date of acquisition. The effect on consolidated revenues and net income were immaterial. Pro-forma information was not provided due to immateriality.
In November 2010, the Company acquired a 49% interest in an Israeli company ("Subsidiary B"). On March 30, 2014, the Company, through another wholly-owned Israeli subsidiary, increased its holdings in Subsidiary B to 90% and, as a result, the Company recognized an approximately $6,000 gain, included in "other operating income, net", based on the re-measurement of the fair-value of its previously held 49% equity interests in Subsidiary B. The acquisition was accounted for using the purchase method as a business combination achieved in stages. The results of Subsidiary B were consolidated in the Company's consolidated financial statements commencing the date of acquisition. Revenues and earnings from the acquisition date through December 31, 2014, were immaterial to the consolidated results of the Company.

In October 2010, a wholly-owned Israeli subsidiary completed an acquisition of 100% interest in another wholly-owned Israeli subsidiary ("Subsidiary C") and recorded a contingent consideration payable subject to the occurrence of certain future events during a period of four years (the "period"). Following the lapse of the period in 2014, and as a result of the non-occurrence of certain events, the Company de-recognized the contingent consideration of approximately $5,000, recorded in other operating income, net.